Summary of Non Vested Restricted Share Activity (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012
Number of non-vested restricted shares
Beginning Balance		84,375
Shares granted upon conversion of options		632,500
Granted	11,000	11,000
Vested		(241,248)
Forfeited		(18,740)
Ending Balance		467,887
Weighted-average grant-date fair value
Beginning Balance		$ 3.95
Shares granted upon conversion of options		$ 9.50
Granted		$ 9.90
Vested		$ 8.89
Forfeited		$ 9.50
Ending Balance		$ 8.82